Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 25, 2016
JNL/FPA + DOUBLELINE FLEXIBLE ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JNL/FPA + DoubleLine ® Flexible Allocation Fund (formerly, JNL/Ivy Asset Strategy Fund) Class A and Class B
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek to provide total return.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 25, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period	Class A
1/1/2015 – 12/31/2015	74%

Period	Class B
1/1/2015 – 12/31/2015	74%

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by allocating among strategies managed by unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets. Ivy Investment Management Company (“Ivy”) will continue to serve as the sub-adviser only with respect to certain private investments held by the Fund. It is currently contemplated that the duration of Ivy’s involvement as sub-adviser to the Fund will be for however long it takes to sell these private investments.

Each Sub-Adviser uses different investment strategies in managing Fund assets, acts independently from the other Sub-Adviser, and uses its own methodology for selecting investments.

Below are the principal investment strategies for the Fund. The Sub-Advisers may implement other investment strategies in keeping with the Fund’s objective.

First Pacific Advisors, LLC (“FPA”)

FPA pursues a contrarian value strategy that seeks to identify absolute value opportunities across the capital structure, and in a variety of market capitalizations, geographies and sectors with the long-term objective of achieving equity rates of return with less risk than the market. Being contrarian in nature means the management team focuses on out-of-favor companies, does not pay close attention to benchmark weightings and is willing to hold meaningful amounts of cash for prolonged periods if opportunities for investment do not present themselves. FPA seeks “value” in companies whose securities are trading at a substantial discount to FPA’s estimate of their intrinsic value. Investments are generally greater than $10 billion in market capitalization at time of purchase and typically include common and preferred stock, convertible securities, corporate and high yield bonds, as well as government debt. In addition, FPA may sell securities short.

DoubleLine Capital LP (“DoubleLine”)

Under normal circumstances, and to the extent use of the FPA strategy leaves a substantial portion of the Fund’s assets available for other investment by the Fund, DoubleLine intends to invest those assets in a portfolio of debt instruments to seek to provide additional long-term total return. Alternatively, DoubleLine may choose to invest all or a portion of the Fund’s assets in debt instruments or one or more fixed-income funds managed by DoubleLine. DoubleLine pursues a “Short-Intermediate Plus” fixed-income strategy, comprised primarily of investment-grade bonds with a duration range of 1 to 3 years. Sector exposure is expected to be diversified, with a bias to securitized securities and a minimum of 25% in agency mortgages, a maximum of 20% in non-agency residential mortgage-backed securities and commercial mortgage-backed securities, and a maximum of 30% in below investment-grade securities. By maintaining a relatively low duration, DoubleLine expects the portfolio’s interest-rate sensitivity to be decreased, while active management across fixed-income sectors can act to potentially lower credit and interest-rate risk. Because bonds have typically produced positive returns during periods of equity market stress, the underlying bond portfolio should help reduce overall risk during periods of market decline.

		Generally, the Fund may invest in futures contracts, futures-related instruments and equity swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed-income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures (collectively, “Instruments”). These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks of investing in the Fund include:
  Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors.  The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
  Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
  Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
  Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Certain derivatives transactions may be subject to counterparty risk.
  Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks.  Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
  Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
  Fixed-income  risk – The prices of fixed-income securities respond s to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Rising interest rates generally will cause the prices of bonds and other fixed-income debt securities to fall.  Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
  Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly-available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
  High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.
  Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
  Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
  Investment style risk –  The returns from a certain investment style may be lower than the returns from the overall stock market.  Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
  Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Privately-placed securities risk – The Fund’s investments may also include privately-placed securities, which are subject to resale restrictions. Investments in these securities usually will decrease a Fund’s liquidity level to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The liquid nature of the market for privately-placed securities, as well as the lack of publicly-available information regarding these securities, may also adversely affect the Fund’s ability fair value such securities at certain times and could make it difficult for the Fund to sell them. The Fund could lose money on such investments.
  Short sales risk –  The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure.  Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.  By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks.  The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
  Swaps risk – Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein.  The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States.  Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”).  Central clearing is intended to reduce the risk of default by the counterparty.  However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin.  There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing.  The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
  Tax risk – In order for the Fund to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code, it must derive at least 90% of its gross income each taxable year from “qualifying income,” which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered “qualifying income.”  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of the Fund’s gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s qualification as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing or amount of the Fund’s taxable income or gains and thus the distributions made by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market index and a composite index which have investment characteristics similar to those of the Fund. The performance information shown reflects the Fund’s results when managed by the previous sub-adviser utilizing different investment strategies. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

		Effective April 25, 2016, for consistency with the Fund’s principal investment strategies, the Fund will replace the S&P 500 Index with the MSCI All Country World Index (Net) as the Fund’s primary benchmark and will add a secondary benchmark, the 60% MSCI All Country World Index (Net), 40% Barclays U.S. Aggregate 1-3 Year Index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market index and a composite index which have investment characteristics similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2012): 13.45%; Worst Quarter (ended 9/30/2011): -18.67%
Bar Chart Two Closing [Text Block]	jnlst_BarChartTwoClosingTextBlock	Best Quarter (ended 3/31/2012): 13.40%; Worst Quarter (ended 9/30/2011): -18.55%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2015
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 25, 2016, for consistency with the Fund’s principal investment strategies, the Fund will replace the S&P 500 Index with the MSCI All Country World Index (Net) as the Fund’s primary benchmark and will add a secondary benchmark, the 60% MSCI All Country World Index (Net), 40% Barclays U.S. Aggregate 1-3 Year Index.

		Effective April 25, 2016, the Fund’s primary benchmark was changed from the S&P 500 Index to the MSCI All Country World Index. The Fund’s managers believes the new primary benchmark better reflects the global opportunity set available to FPA in sub-advising the Fund.
JNL/FPA + DOUBLELINE FLEXIBLE ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	1.18%	[4]
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
1 year	rr_ExpenseExampleYear01	$ 120
3 years	rr_ExpenseExampleYear03	377
5 years	rr_ExpenseExampleYear05	653
10 years	rr_ExpenseExampleYear10	$ 1,442
2010	rr_AnnualReturn2010	9.81%
2011	rr_AnnualReturn2011	(7.49%)
2012	rr_AnnualReturn2012	17.26%
2013	rr_AnnualReturn2013	23.65%
2014	rr_AnnualReturn2014	(4.04%)
2015	rr_AnnualReturn2015	(9.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.67%)
1 year	rr_AverageAnnualReturnYear01	(9.15%)
5 year	rr_AverageAnnualReturnYear05	3.18%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	4.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2009
JNL/FPA + DOUBLELINE FLEXIBLE ALLOCATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.98%	[4]
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
1 year	rr_ExpenseExampleYear01	$ 100
3 years	rr_ExpenseExampleYear03	314
5 years	rr_ExpenseExampleYear05	546
10 years	rr_ExpenseExampleYear10	$ 1,212
2010	rr_AnnualReturn2010	10.01%
2011	rr_AnnualReturn2011	(7.24%)
2012	rr_AnnualReturn2012	17.36%
2013	rr_AnnualReturn2013	23.82%
2014	rr_AnnualReturn2014	(3.80%)
2015	rr_AnnualReturn2015	(8.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.55%)
1 year	rr_AverageAnnualReturnYear01	(8.95%)
5 year	rr_AverageAnnualReturnYear05	3.38%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	4.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2009
JNL/FPA + DOUBLELINE FLEXIBLE ALLOCATION FUND | MSCI All Country World Index (Net) (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.37%)	[5]
5 year	rr_AverageAnnualReturnYear05	6.09%	[5]
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	7.64%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2009	[5]
JNL/FPA + DOUBLELINE FLEXIBLE ALLOCATION FUND | MSCI All Country World Index (Net) (reflects no deduction for fees, expenses or taxes) | Class B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.37%)	[5]
5 year	rr_AverageAnnualReturnYear05	6.09%	[5]
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	7.64%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2009	[5]
JNL/FPA + DOUBLELINE FLEXIBLE ALLOCATION FUND | 60% MSCI All Country World Index (Net) and 40% Barclays U.S. Aggregate 1-3 Year Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.95%)
5 year	rr_AverageAnnualReturnYear05	4.25%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	5.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2009
JNL/FPA + DOUBLELINE FLEXIBLE ALLOCATION FUND | 60% MSCI All Country World Index (Net) and 40% Barclays U.S. Aggregate 1-3 Year Index (reflects no deduction for fees, expenses or taxes) | Class B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.95%)
5 year	rr_AverageAnnualReturnYear05	4.25%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	5.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2009
JNL/FPA + DOUBLELINE FLEXIBLE ALLOCATION FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.38%
5 year	rr_AverageAnnualReturnYear05	12.57%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	13.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2009
JNL/FPA + DOUBLELINE FLEXIBLE ALLOCATION FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Class B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.38%
5 year	rr_AverageAnnualReturnYear05	12.57%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	13.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2009
JNL/FPA + DOUBLELINE FLEXIBLE ALLOCATION FUND | Barclays U.S. Aggregate 1-3 Year Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.67%
5 year	rr_AverageAnnualReturnYear05	1.04%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	1.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2009
JNL/FPA + DOUBLELINE FLEXIBLE ALLOCATION FUND | Barclays U.S. Aggregate 1-3 Year Index (reflects no deduction for fees, expenses, or taxes) | Class B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.67%
5 year	rr_AverageAnnualReturnYear05	1.04%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	1.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2009

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	The Adviser has contractually agreed to waive 0.05% of the management fees of the Fund for net assets exceeding $2 billion and up to $3 billion. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[4]	Expense information has been restated to reflect current fees.
[5]	Effective April 25, 2016, the Fund’s primary benchmark was changed from the S&P 500 Index to the MSCI All Country World Index. The Fund’s managers believes the new primary benchmark better reflects the global opportunity set available to FPA in sub-advising the Fund.